Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 129.3%

Communication Services - 0.8%
Liberty Broadband Corp., Series A, 7.00%(1)	41,160	$1,162,358
Qwest Corp., 6.50%(1)	11,924	302,393
Telephone and Data Systems, Inc., 5.88%(1)	38,572	992,843
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	40,811	1,158,624
United States Cellular Corp., 5.50%*	11,230	292,205
Total Communication Services		3,908,423

Consumer Discretionary - 3.9%
Ford Motor Co., 6.00%(1)	417,444	11,521,455
Ford Motor Co., 6.20%(1)	151,500	4,205,640
Franchise Group, Inc., Series A, 7.50%(1)	99,168	2,707,286
Total Consumer Discretionary		18,434,381

Energy - 19.4%
Crestwood Equity Partners LP, 9.25%	326,011	3,110,145
DCP Midstream LP, Series B, 7.88%(1)	822,658	20,714,528
DCP Midstream LP, Series C, 7.95%(1)	208,669	5,214,638
Energy Transfer LP, Series C, 7.38%(1)	102,850	2,578,450
Energy Transfer LP, Series D, 7.63%(1)	130,899	3,319,599
Energy Transfer LP, Series E, 7.60%(1)	126,778	3,179,592
GasLog Partners LP, Series A, 8.63% (Greece)(1)	336,158	8,010,612
GasLog Partners LP, Series B, 8.20% (Greece)(1)	289,545	6,468,435
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	39,140	942,491
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)(1)	9,704	205,337
NuStar Energy LP, Series A, 8.50%(1)	585,259	14,742,674
NuStar Energy LP, Series B, 7.63%(1)	454,764	10,596,001
NuStar Energy LP, Series C, 9.00%(1)	459,264	11,876,567
Total Energy		90,959,069

Financials - 32.2%
Affiliated Managers Group, Inc., 4.20%*	2,030	50,344
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	81,972	2,026,348
AGNC Investment Corp., Series D, 6.88%(1)	53,105	1,378,606
AGNC Investment Corp., Series E, 6.50%(1)	57,256	1,474,342
AGNC Investment Corp., Series F, 6.13%(1)	78,597	1,996,364
American Equity Investment Life Holding Co., Series A, 5.95%(1)	97,327	2,770,900
Annaly Capital Management, Inc., Series F, 6.95%(1)	20,892	545,281
Annaly Capital Management, Inc., Series G, 6.50%(1)	81,463	2,127,814
Annaly Capital Management, Inc., Series I, 6.75%(1)	4,563	120,281
Arch Capital Group Ltd., Series G, 4.55%*	45,327	1,167,624
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	227,042	6,062,021
Athene Holding Ltd., Series A, 6.35%(1)	5,230	155,592
Athene Holding Ltd., Series D, 4.88%(1)	18,330	479,513
B Riley Financial, Inc., 6.00%(1)	52,406	1,393,476
B Riley Financial, Inc., 6.38%(1)	107,409	2,785,115
B Riley Financial, Inc., 6.88%(1)	7,320	188,270
B Riley Financial, Inc., Series B, 7.38%(1)	25,455	722,922
BancorpSouth Bank, Series A, 5.50%	362	9,872
Bank of America Corp., Series PP, 4.13%(1)	17,268	444,306
Bank of Hawaii Corp., Series A, 4.38%	11,260	291,972
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Brookfield Finance I UK PLC, 4.50% (Canada)(1)	10,020	$254,708
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	12,392	318,227
Capital One Financial Corp., Series J, 4.80%(1)	71,267	1,875,035
Capital One Financial Corp., Series L, 4.38%*	22,400	573,440
Capital One Financial Corp., Series N, 4.25%*	10,000	249,500
Chimera Investment Corp., Series A, 8.00%(1)	172,477	4,389,540
Chimera Investment Corp., Series B, 8.00%(1)	224,114	5,887,475
Chimera Investment Corp., Series C, 7.75%(1)	150,361	3,883,825
Chimera Investment Corp., Series D, 8.00%(1)	262,127	6,833,651
CIT Group, Inc., Series B, 5.63%(1)	43,803	1,168,226
CNO Financial Group, Inc., 5.13%	1,049	28,795
Compass Diversified Holdings, Series A, 7.25%(1)	151,307	3,887,077
Compass Diversified Holdings, Series B, 7.88%(1)	11,221	297,469
Dynex Capital, Inc., Series C, 6.90%	4,072	105,709
Ellington Financial, Inc., 6.75%(1)	339,587	8,744,365
Enstar Group Ltd., Series D, 7.00%(1)	130,566	3,884,338
Equitable Holdings, Inc., Series A, 5.25%(1)	28	743
Equitable Holdings, Inc., Series C, 4.30%(1)	43,451	1,096,703
First Horizon Corp., Series D, 6.10%(1)	7,182	192,909
First Republic Bank, Series L, 4.25%	4,584	118,496
First Republic Bank, Series M, 4.00%*	102,463	2,561,575
Globe Life, Inc., 4.25%*	7,727	201,597
GMAC Capital Trust I, Series 2, 5.94%(1)	17,963	478,355
Huntington Bancshares, Inc., Series H, 4.50%(1)	16,795	439,693
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	43,019	1,074,184
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	186,982	4,715,686
JPMorgan Chase & Co., Series JJ, 4.55%(1)	41,460	1,090,813
JPMorgan Chase & Co., Series MM, 4.20%*	50,000	1,253,500
Merchants Bancorp, Series B, 6.00%(1)	13,805	365,832
Merchants Bancorp, Series C, 6.00%(1)	60,292	1,770,776
MFA Financial, Inc., Series B, 7.50%(1)	160,092	4,039,121
MFA Financial, Inc., Series C, 6.50%(1)	366,907	8,512,242
Navient Corp., 6.00%(1)	10,420	267,586
New Residential Investment Corp., Series C, 6.38%(1)	14,940	352,285
New York Community Capital Trust V, 6.00%(1)	3,759	193,213
New York Mortgage Trust, Inc., Series B, 7.75%(1)	82,228	2,068,856
New York Mortgage Trust, Inc., Series D, 8.00%(1)	432,060	10,974,324
New York Mortgage Trust, Inc., Series E, 7.88%(1)	301,464	7,642,112
New York Mortgage Trust, Inc., Series F, 6.88%*	48,093	1,172,507
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	90,867	2,413,428
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	290,218	7,850,397
Prospect Capital Corp., Series A, 5.35%*	46,107	1,135,615
Regions Financial Corp., Series E, 4.45%*	28,075	732,196
RenaissanceRe Holdings Ltd., Series G, 4.20% (Bermuda)*	70,297	1,791,871

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Selective Insurance Group, Inc., Series B, 4.60%	1,043	$27,170
Signature Bank, Series A, 5.00%(1)	28,322	745,152
Sterling Bancorp, Series A, 6.50%	6	158
Stifel Financial Corp., Series D, 4.50%*	25,201	639,601
Synovus Financial Corp., Series D, 6.30%(1)	4,107	109,780
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	16,149	446,035
Two Harbors Investment Corp., Series B, 7.63%(1)	231,589	5,935,626
Two Harbors Investment Corp., Series C, 7.25%(1)	371,483	9,290,790
US Bancorp, Series L, 3.75%(1)	24,652	615,807
Valley National Bancorp, Series B, 5.50%(1)	3,765	99,170
Wintrust Financial Corp., Series D, 6.50%	2,478	69,285
Total Financials		151,057,532

Health Care - 0.2%
Ontrak, Inc., 9.50%(1)	18,648	463,403
XOMA Corp., Series A, 8.63%(1)	9,325	243,849
Total Health Care		707,252

Industrials - 10.4%
Air Lease Corp., Series A, 6.15%(1)	6,783	185,040
Alta Equipment Group, Inc., Series A, 10.00%(1)	9,032	252,350
Atlas Corp., Series H, 7.88% (Canada)(1)	27,024	683,437
Atlas Corp., Series I, 8.00% (Canada)(1)	362,410	9,901,041
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	16,512	421,717
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%	260,467	6,680,979
CAI International, Inc., Series A, 8.50%	85	2,190
CAI International, Inc., Series B, 8.50%	7,554	194,138
Fortress Transportation and Infrastructure Investors LLC, Series A, 8.25%(1)	10,032	261,835
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(1)	434,150	11,513,658
Pitney Bowes, Inc., 6.70%(1)	253,774	6,478,850
Triton International Ltd., 6.88% (Bermuda)(1)	131,297	3,569,965
Triton International Ltd., 7.38% (Bermuda)(1)	278,648	7,729,696
Triton International Ltd., 8.00% (Bermuda)(1)	28,451	802,887
Total Industrials		48,677,783

Information Technology - 0.9%
Broadcom, Inc., Series A, 8.00%
	2,871	4,433,800

Materials - 0.1%
International Flavors & Fragrances, Inc., 6.00%(1)
	10,890	554,737

Real Estate - 39.0%
American Finance Trust, Inc., Series A, 7.50%(1)	843,619	22,777,713
American Finance Trust, Inc., Series C, 7.38%(1)	27,680	730,752
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	28,392	776,521
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	372,433	$8,130,212
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	18,661	493,770
Brookfield Property Partners LP, Series A, 5.75%(1)	200,748	4,916,319
Brookfield Property Partners LP, Series A-1, 6.50%(1)	40,724	1,038,055
Brookfield Property Partners LP, Series A2, 6.38%(1)	48,120	1,223,692
City Office REIT, Inc., Series A, 6.63%(1)	5,548	142,029
CTO Realty Growth, Inc., Series A, 6.38%*	53,434	1,377,528
DiamondRock Hospitality Co., 8.25%(1)	227,383	6,748,727
DigitalBridge Group, Inc., Series H, 7.13%(1)	383,932	9,728,837
DigitalBridge Group, Inc., Series I, 7.15%(1)	520,576	13,285,100
DigitalBridge Group, Inc., Series J, 7.13%(1)	110,988	2,851,282
Diversified Healthcare Trust, 5.63%(1)	8,554	209,573
Diversified Healthcare Trust, 6.25%(1)	87,281	2,210,828
EPR Properties, Series C, 5.75%(1)	83,399	2,130,010
EPR Properties, Series E, 9.00%(1)	427,755	16,207,637
EPR Properties, Series G, 5.75%(1)	188,029	4,806,021
Equity Commonwealth, Series D, 6.50%(1)	224,764	7,320,563
Global Net Lease, Inc., Series A, 7.25%(1)	189,974	5,003,915
Global Net Lease, Inc., Series B, 6.88%(1)	211,562	5,678,324
iStar, Inc., Series D, 8.00%	2,217	58,573
iStar, Inc., Series I, 7.50%(1)	284,607	7,553,470
Lexington Realty Trust, Series C, 6.50%(1)	12,710	787,766
Monmouth Real Estate Investment Corp., Series C, 6.13%(1)	80,064	2,030,423
Pebblebrook Hotel Trust, Series C, 6.50%(1)	151,768	3,818,483
Pebblebrook Hotel Trust, Series D, 6.38%(1)	55,397	1,392,681
Pebblebrook Hotel Trust, Series E, 6.38%	1,795	45,162
Pebblebrook Hotel Trust, Series F, 6.30%(1)	133,095	3,392,592
Pebblebrook Hotel Trust, Series G, 6.38%*	28,075	754,656
Pebblebrook Hotel Trust, Series H, 5.70%*	20,000	506,000
Public Storage, Series P, 4.00%*	15,153	386,250
RLJ Lodging Trust, Series A, 1.95%(1)	796,190	22,579,948
RPT Realty, Series D, 7.25%(1)	127,905	7,234,307
Saul Centers, Inc., Series E, 6.00%(1)	264,505	7,231,567
Summit Hotel Properties, Inc., Series D, 6.45%(1)	16,631	423,592
Summit Hotel Properties, Inc., Series E, 6.25%(1)	100,474	2,677,632
Sunstone Hotel Investors, Inc., Series I, 5.70%*	30,910	789,132
UMH Properties, Inc., Series C, 6.75%(1)	20,568	539,910
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	112,151	2,969,758
Vornado Realty Trust, Series L, 5.40%	2	52
Total Real Estate		182,959,362

Utilities - 22.4%
American Electric Power Co., Inc., 6.13%(1)	66,950	3,365,576
CenterPoint Energy, Inc., Series B, 7.00%(1)	398,978	18,787,874
CMS Energy Corp., Series C, 4.20%*	24,432	620,573
Dominion Energy, Inc., Series A, 7.25%(1)	92,319	9,206,974
DTE Energy Co., 6.25%(1)	117,417	6,023,492
Essential Utilities, Inc., 6.00%(1)	4,842	293,667
NextEra Energy, Inc., 4.87%(1)	23,273	1,367,754
SCE Trust II, 5.10%	2,539	63,653
SCE Trust III, Series H, 5.75%(1)	735,243	18,638,410

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
SCE Trust IV, Series J, 5.38%(1)	88,280	$2,211,414
SCE Trust V, Series K, 5.45%(1)	29,996	764,898
SCE Trust VI, 5.00%(1)	483,458	12,100,954
South Jersey Industries, Inc., 5.63%(1)	3,776	101,159
South Jersey Industries, Inc., 8.75%(1)	312,943	17,058,523
Southern Co., Series 2019, 6.75%(1)	248,087	12,863,311
Southern Co., Series C, 4.20%(1)	18,351	481,163
UGI Corp., 7.25%*	11,230	1,197,118
Total Utilities		105,146,513

Total Preferred Stocks
(Cost $560,463,397)		606,838,852
COMMON STOCKS - 0.2%
Utilities - 0.2%
Sempra Energy(1)(2)	8,304	1,084,917
South Jersey Industries, Inc.(1)	40	1,007
Total Utilities		1,085,924
Total Common Stocks
(Cost $1,175,429)		1,085,924
TOTAL INVESTMENTS - 129.5%
(Cost $561,638,826)		607,924,776
Liabilities in Excess of Other Assets - (29.5)%		(138,421,193)
Net Assets - 100.0%		$469,503,583

Security Description	Notional Amount	Number of contracts
WRITTEN OPTIONS - (0.0)%(3)

Written Call Options
Sempra Energy,
Expires 08/20/21, Strike Price $135.00	(4,000)	(40)	(2,800)
Sempra Energy,
Expires 08/20/21, Strike Price $140.00	(5,000)	(50)	(800)
Total Written Options - (0.0)%
(Premiums Received $5,459)			$(3,600)

*	Non-income producing security.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2021 was $326,934,085.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$606,838,852	$–	$–	$606,838,852
Common Stocks	1,085,924	–	–	1,085,924
Total	$607,924,776	$–	$–	$607,924,776
Liability Valuation Inputs
Written Options	$3,600	$–	$–	$3,600
Total	$3,600	$–	$–	$3,600